Financial Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Interest on cash and cash equivalents	$ 1	$ 1	$ 2
Foreign currency exchange differences, net		78
Total financial income	1	79	2
Expenses:
Accretion of earn-out consideration		(48)	(299)
Interest on credit line	(20)	(240)	(435)
Foreign currency exchange differences, net	(88)		(48)
Other	(40)	(34)	(94)
Total financial expenses	(148)	(322)	(876)
Financial income (expenses), net	$ (147)	$ (243)	$ (874)